Financial risk management - Liquidity risk (Details) - GBP (£)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Details of liquidity risk
Cash and cash equivalents	£ 51,539,000	£ 307,637,000	£ 242,022,000	£ 290,267,000
Less than 1 year
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	203,920,000	236,160,000
Financial liabilities, undiscounted cash flows	205,126,000	236,523,000
Less than 1 year | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	184,116,000	217,136,000
Less than 1 year | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	18,640,000	19,024,000
Less than 1 year | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	1,164,000
Less than 1 year | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	2,284,000	460,000
Less than 1 year | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	(1,078,000)	(97,000)
Between 1 and 2 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	46,814,000	80,566,000
Financial liabilities, undiscounted cash flows	47,543,000	81,026,000
Between 1 and 2 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	27,738,000	61,542,000
Between 1 and 2 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	18,640,000	19,024,000
Between 1 and 2 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	436,000
Between 1 and 2 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	2,284,000	460,000
Between 1 and 2 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	(1,555,000)
Between 2 and 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	79,950,000	76,730,000
Financial liabilities, undiscounted cash flows	84,518,000	78,109,000
Between 2 and 5 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	25,805,000	19,657,000
Between 2 and 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	53,341,000	57,073,000
Between 2 and 5 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	804,000
Between 2 and 5 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	4,568,000	1,379,000
Over 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	567,458,000	555,441,000
Financial liabilities, undiscounted cash flows	567,458,000	555,441,000
Over 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	563,757,000	£ 555,441,000
Over 5 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	£ 3,701,000